STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Share capital [Member]	Additional paid-in capital [Member]	Treasury stock, at cost [Member]	Accumulated other comprehensive income [Member]	Retained earnings [Member]	Total
Balance at Dec. 31, 2014	$ 654	$ 294,084	$ (41,153)	$ 211	$ 79,901	$ 333,697
Balance, shares at Dec. 31, 2014	46,926,497
Repurchase of ordinary shares			(52,896)			(52,896)
Repurchase of ordinary shares, shares	(2,824,772)
Issuance of shares upon exercise of stock options	$ 7	8,739				8,746
Issuance of shares upon exercise of stock options, shares	677,122
Stock based compensation		9,329				9,329
Tax benefit (deficiency) related to exercise of stock options		632				632
Other comprehensive income (loss), net of tax				1,046		1,046
Net income (loss)					18,569	18,569
Balance at Dec. 31, 2015	$ 661	312,784	(94,049)	1,257	98,470	319,123
Balance, shares at Dec. 31, 2015	44,778,847
Repurchase of ordinary shares			(21,980)			(21,980)
Repurchase of ordinary shares, shares	(1,884,030)
Issuance of shares upon exercise of stock options	$ 2	1,581				1,583
Issuance of shares upon exercise of stock options, shares	294,033
Stock based compensation		11,520				11,520
Tax benefit (deficiency) related to exercise of stock options		(547)				(547)
Other comprehensive income (loss), net of tax				(1,277)		(1,277)
Net income (loss)					(8,659)	(8,659)
Balance at Dec. 31, 2016	$ 663	325,338	(116,029)	(20)	89,811	$ 299,763
Balance, shares at Dec. 31, 2016	43,188,850					43,188,850
Repurchase of ordinary shares			(413)			$ (413)
Repurchase of ordinary shares, shares	(25,782)
Issuance of shares upon exercise of stock options	$ 10	10,881				10,891
Issuance of shares upon exercise of stock options, shares	970,886
Stock based compensation		13,031				13,031
Other comprehensive income (loss), net of tax				(423)		(423)
Net income (loss)					(7,493)	(7,493)
Balance at Dec. 31, 2017	$ 673	$ 349,250	$ (116,442)	$ (443)	$ 82,318	$ 315,356
Balance, shares at Dec. 31, 2017	44,133,954					44,133,954